Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Text block1 [abstract]
Summary of Other Current Liabilities

	As of December 31, 2025	As of June 30, 2026

	$ in thousands
VAT Payables	80	24
Income tax payables	-	-
Accruals for personnel related expenses	10,766	7,760
Other	1,496	2,862
Total other current liabilities	12,342	10,647